Goodwill And Other Acquisition Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Acquisition Intangibles [Abstract]
Activity In The Goodwill Balances For Each Segment

	Engineered Materials	In-Process Separation	Additive Technologies	Coating Resins	Total
Balance, December 31, 2009:
Goodwill	$236.1	$53.2	$27.8	$774.7	$1,091.8
Accumulated impairment charges	0.0	0.0	0.0	(389.9)	(389.9)

	236.1	53.2	27.8	384.8	701.9
Currency exchange:
Goodwill	(1.9)	1.5	0.0	(33.1)	(33.5)
Accumulated impairment charges	0.0	0.0	0.0	17.3	17.3

	(1.9)	1.5	0.0	(15.8)	(16.2)
Balance, December 31, 2010:
Goodwill	234.2	54.7	27.8	741.6	1,058.3
Accumulated impairment charges	0.0	0.0	0.0	(372.6)	(372.6)

	234.2	54.7	27.8	369.0	685.7
Currency exchange:
Goodwill	(0.2)	(2.0)	0.0	(15.6)	(17.8)
Accumulated impairment charges	0.0	0.0	0.0	7.8	7.8

	(0.2)	(2.0)	0.0	(7.8)	(10.0)
Balance, December 31, 2011:
Goodwill	234.0	52.7	27.8	726.0	1,040.5
Accumulated impairment charges	0.0	0.0	0.0	(364.8)	(364.8)

	$234.0	$52.7	$27.8	$361.2	$675.7

Other Acquisition Intangibles

	Weighted Average Useful Life (years)	Gross Carrying Value		Accumulated Amortization		Net Carrying Value
December 31,	2011	2011	2010	2011	2010	2011	2010
Technology-based	16.2	$54.7	$55.6	$(39.0)	$(35.9)	$15.7	$19.7
Marketing-related	< 2.0	1.9	1.9	(1.9)	(1.9)	0.0	0.0
Marketing-related	15.5	63.0	63.7	(33.2)	(29.3)	29.8	34.4
Marketing-related	40	43.0	44.4	(5.9)	(5.0)	37.1	39.4
Customer-related	15	419.6	427.3	(198.8)	(173.8)	220.8	253.5

Total		$582.2	$592.9	$(278.8)	$(245.9)	$303.4	$347.0

Estimated Future Amortization Expense For The Next Five Years

	2012	2013	2014	2015	2016
Intangibles Amortization Expense	$38.2	$37.6	$37.2	$37.1	$31.7